UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: October 31, 2018

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund II

RQSI Small Cap Hedged Equity Fund

RQSI GAA Systematic Global Macro Fund

Annual Report	October 31, 2018

Investment Adviser: Ramsey Quantitative Systems, Inc.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

The Funds file their complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-445-RQSI (7774); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018 (Unaudited)

LETTER TO SHAREHOLDERS

Dear Fellow Shareholders,

We are pleased to share with you the Annual Report for the RQSI Small Cap Hedged Equity Fund and RQSI GAA Systematic Global Macro Fund (the “Funds”) for the period November 1, 2017 through October 31, 2018. The report contains information on the holdings of the Funds, including financial highlights and a Statement of Operations.

RQSI Small Cap Hedged Equity Fund

During this period, the Fund’s Institutional Shares and Retail Shares returned -1.06% and -1.26%, respectively, while the Russell 2000 Index returned 1.85%. During the period, the Fund’s Institutional Shares experienced lower volatility (12.2% vs. 14.8%) and lower maximum drawdowns (11.9% vs. 15.5%) compared to Russell 2000 Index. In terms of outright performance, the portfolio underperformed the Russell benchmark from October 2017 to July 2018 vs. the Russell in large part from a lower volatility bias including underweighting in the higher performing health care sector. During the recent September-October equity market sell-off where the Russell declined almost 15%, the Fund suffered losses of approximately 11% due to its lower volatility sector focus and well-timed hedging positions.

This performance profile is not unexpected as the Fund would expect solid returns during up market conditions while outperforming the benchmark on a relative basis in periods of higher market volatility and market weakness. One encouraging aspect of the portfolio is despite the strong equity rally for much of the period, the Fund’s hedging positions generated net positive returns including strong gains in the recent September-October sell-off with minimal losses during up markets.

In terms of ongoing portfolio initiatives, we continue to work on identifying opportunities to more fully participate in extended up markets where the Fund underperformed during the last year. With equity markets experiencing increased volatility after an incredible 3 year run, we are optimistic that over time, a hedged approach to investing in quality companies will prove to be more robust compared to other traditional approaches.

RQSI GAA Systematic Global Macro Fund

During this period, the Fund’s Institutional Shares and Retail Shares returned -8.10% and -8.30%, respectively, while the SocGen CTA Index returned -2.65%. The Fund launched operations in March 2018 and during the period experienced the bulk of its net losses from its equity exposures with small losses from fixed income exposures and gains from generally long USD currency exposures.

During the recent equity market sell-off, the Fund experienced losses from a net long biased equity portfolio; however, these losses were offset by gains from the currency and fixed income positions resulting in a small net monthly gain during October in a generally difficult month for

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018 (Unaudited)

systematic trading. While this only reflects one-month returns, it does illustrate the portfolio’s ability to offer diversification against large overall market moves.

Despite the disappointing early losses since inception, we have not identified material changes to the portfolio since starting trading in March. In terms of ongoing portfolio initiatives, we are working to expand our trading approaches to utilize expanded foreign econometric indicators. However, we are not looking to expand the trading universe to include new futures markets including expansion into emerging markets. We believe that our current set of diversified trading approaches including technical, econometric and relative value trading as well as a broad based on global developed market futures has the potential to deliver returns and limited correlation to overall market benchmarks.

Ramsey Quantitative Systems, Inc.

Definition of the Comparative Index

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

Societe General Prime CTA Index is an equal-weighted futures performance benchmark.

Diversification does not ensure a profit or guarantee against a loss.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2018 (Unaudited)

Comparison of Change in the Value of a $1,000,000 investment in the RQSI Small Cap Hedged Equity Fund, Institutional and Retail Shares, versus the Russell 2000 Index.

	AVERAGE TOTAL RETURN FOR THE PERIODS ENDED OCTOBER 31, 2018*
	1 Year	3 Year	Inception to Date
Institutional Shares	-1.06%	4.04%	3.79%
Retail Shares	-1.26%	3.85%	3.64%
Russell 2000 Index	1.85%	10.68%	10.66%

* The Fund commenced operations on September 9, 2015.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of the comparative index on page 2.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
OCTOBER 31, 2018 (Unaudited)

Comparison of Change in the Value of a $100,000 investment in the RQSI GAA Systematic Global Macro Fund, Institutional and Retail Shares, versus the Societe General Prime CTA Index.

AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2018*
Cumulative Inception to Date
Institutional Shares	-8.10%
Retail Shares	-8.30%
Societe General Prime CTA Index	-2.65%

* The Fund commenced operations on March 8, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of the comparative index on page 2.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2018

SECTOR WEIGHTINGS (Unaudited) †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 88.2%**

	Shares	Value
COMMUNICATION SERVICES — 1.7%
Emerald Expositions Events	5,863	$85,717
Manchester United, Cl A	2,559	53,585
TechTarget *	14,270	289,966
Telephone & Data Systems	11,838	364,966
World Wrestling Entertainment, Cl A	7,483	543,191

		1,337,425

CONSUMER DISCRETIONARY — 6.3%
Carter’s	2,968	284,869
Century Casinos *	17,519	109,319
Collectors Universe	2,536	36,518
Columbia Sportswear	3,137	283,208
Cooper-Standard Holdings *	2,484	230,143
Denny’s *	17,222	298,802
Escalade	3,913	45,782
Five Below *	4,221	480,434
Gildan Activewear, Cl A	9,609	287,405
Golden Entertainment *	1,210	21,986
Grand Canyon Education *	2,502	312,000
Hooker Furniture	2,315	67,760
Johnson Outdoors, Cl A	952	71,695
K12 *	6,253	133,877
Lifetime Brands	8,898	92,094

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2018

COMMON STOCK (continued)

	Shares	Value
CONSUMER DISCRETIONARY — continued
Marriott Vacations Worldwide	2,392	$211,668
Penske Automotive Group	6,485	287,804
Speedway Motorsports	30,178	468,664
Stars Group *	9,447	196,214
Superior Group of	22,708	394,892
Texas Roadhouse, Cl A	4,685	283,255
Unifi *	1,158	26,507
Visteon *	2,407	190,249
Winmark	1,094	168,137

		4,983,282

CONSUMER STAPLES — 4.1%
Adecoagro*	6,892	55,136
Casey’s General Stores	3,026	381,609
Central Garden & Pet, Cl A *	8,837	262,017
Cott	19,102	287,294
Darling Ingredients *	17,558	362,748
Flowers Foods	13,104	253,038
Inter Parfums	3,109	183,400
Nomad Foods *	14,807	282,814
Nu Skin Enterprises, Cl A	4,082	286,638
Oil-Dri Corp of America	8,197	253,533
Performance Food Group *	9,281	272,119
Pingtan Marine Enterprise	45,882	135,811
Vector Group	15,943	215,549

		3,231,706

ENERGY — 1.5%
Era Group *	9,154	103,623
Hallador Energy	18,255	119,753
Isramco *	2,821	307,065
NACCO Industries, Cl A	1,627	56,197
National Energy Services Reunited *	5,759	59,318
Natural Gas Services Group *	5,982	115,453
RigNet *	11,102	189,844
Texas Pacific Land Trust	331	251,600

		1,202,853

FINANCIALS — 23.3%
ACNB	2,498	100,170

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2018

COMMON STOCK (continued)

	Shares	Value
FINANCIALS — continued
Affiliated Managers Group	2,090	$237,549
American National Bankshares	4,411	159,193
Ames National	447	12,288
Apollo Investment	26,157	135,232
Artisan Partners Asset Management, Cl A	9,285	254,502
Associated Banc-Corp	22,160	513,668
Assurant	3,240	314,960
Assured Guaranty	8,149	325,797
Axis Capital Holdings	4,982	277,946
Banc of California	15,830	252,489
Bancorp *	1,447	15,194
Bank of Commerce Holdings	1,124	13,421
Bank of NT Butterfield & Son	5,619	226,390
BankUnited	7,392	244,675
Bankwell Financial Group	864	26,196
Banner	4,640	268,285
BGC Partners, Cl A	22,226	235,373
BlackRock Capital Investment	27,402	157,013
Bryn Mawr Bank	1,302	52,002
Byline Bancorp *	623	13,706
Cambridge Bancorp	1,157	98,924
CenterState Bank	10,149	249,462
Central Valley Community Bancorp	6,800	137,632
Century Bancorp, Cl A	338	25,391
Chemung Financial	2,744	119,282
CNO Financial Group	27,520	520,128
Codorus Valley Bancorp	5,444	142,912
Columbia Banking System	7,234	268,309
Community Bankers Trust *	2,653	22,604
Community Trust Bancorp	2,281	103,808
ConnectOne Bancorp	11,381	235,928
Donegal Group, Cl A	9,039	121,394
EMC Insurance Group	5,644	135,287
Enterprise Bancorp	4,433	143,541
Evans Bancorp	2,067	90,948
Evercore, Cl A	2,901	236,983
Farmers National Banc	8,391	109,922

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2018

COMMON STOCK (continued)

	Shares	Value
FINANCIALS — continued
Federated Investors, Cl B	11,712	$288,936
Fidelity D&D Bancorp	240	15,761
Financial Institutions	4,651	132,786
First BanCorp *	31,524	290,966
First Bancshares	385	13,875
First Bank	1,754	20,838
First Busey	1,512	42,215
First Citizens BancShares, Cl A	623	265,790
First Commonwealth Financial	19,515	263,453
First Community Bankshares	2,544	87,844
First Defiance Financial	3,782	102,946
First Financial Bancorp	9,781	255,969
First Financial Northwest	710	10,728
First Hawaiian	10,628	263,362
First Mid-Illinois Bancshares	345	12,862
FirstCash	6,974	560,710
Fulton Financial	17,455	279,455
Great Southern Bancorp	2,294	124,220
Guaranty Bancshares	1,433	42,732
Hallmark Financial Services *	3,046	33,932
Hancock Whitney	11,982	502,764
HarborOne Bancorp *	1,550	28,210
Heritage Commerce	2,296	33,315
Hingham Institution for Savings	587	119,513
Home Bancorp	3,076	122,240
Home BancShares	12,751	242,779
HomeTrust Bancshares *	5,847	159,389
Hope Bancorp	16,948	245,407
Howard Bancorp *	791	12,585
IBERIABANK	3,949	294,160
Independent Bank	5,679	125,676
International Bancshares	6,494	251,318
Investar Holding	2,619	68,330
Investors Bancorp	22,126	247,369
Kemper	3,653	274,669
Kingstone	995	16,915
Ladenburg Thalmann Financial Services	3,994	11,063

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2018

COMMON STOCK (continued)

	Shares	Value
FINANCIALS — continued
LCNB	1,665	$28,288
MBT Financial	3,944	45,001
Mercantile Bank	4,867	154,576
Mercury General	6,596	391,209
Meridian Bancorp	963	15,254
MidWestOne Financial Group	4,177	120,339
Morningstar	2,373	296,151
MVB Financial	1,891	34,643
MVC Capital	10,888	98,536
Oaktree Specialty Lending	34,145	155,360
Oaktree Strategic Income	21,363	173,681
Old Second Bancorp	4,699	66,820
Oppenheimer Holdings, Cl A	362	11,135
Oxford Square Capital	14,495	91,029
Pacific Mercantile Bancorp *	4,611	38,133
Parke Bancorp	1,192	23,530
Peapack Gladstone Financial	442	11,930
PennantPark Investment	21,652	153,729
Penns Woods Bancorp	734	29,727
Peoples Financial Services	246	10,482
Premier Financial Bancorp	7,606	134,930
Prosperity Bancshares	4,115	267,598
Provident Bancorp *	1,564	39,147
QCR Holdings	3,880	141,348
Republic Bancorp, Cl A	3,311	148,565
Riverview Bancorp	3,735	31,635
Santander Consumer USA Holdings	14,724	276,075
Selective Insurance Group	4,744	307,648
Sierra Bancorp	4,815	131,112
Solar Capital	1,844	37,986
Solar Senior Capital	2,174	34,936
Southern First Bancshares *	1,185	42,553
Southern Missouri Bancorp	3,085	103,872
Southern National Bancorp of Virginia	801	12,103
Sterling Bancorp	12,349	222,035
Summit Financial Group	4,415	93,157
TCF Financial	11,900	248,472

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2018

COMMON STOCK (continued)

	Shares	Value
FINANCIALS — continued
Territorial Bancorp	5,622	$153,143
Third Point Reinsurance *	23,560	260,574
THL Credit	10,264	79,033
TPG Specialty Lending	2,500	50,200
TriCo Bancshares	1,738	62,603
Umpqua Holdings	13,645	261,984
United Community Banks	10,178	253,127
United Community Financial	15,437	141,249
United Financial Bancorp	2,500	38,625
Unity Bancorp	4,211	89,147
Waterstone Financial	3,281	53,612
West Bancorporation	6,128	134,755
Wintrust Financial	3,295	250,881

		18,515,244

HEALTH CARE — 2.2%
Bruker	8,564	268,310
Catalent *	6,225	251,117
CONMED	3,691	248,884
Hill-Rom Holdings	3,092	259,975
ICU Medical *	1,036	263,901
Kamada *	18,744	99,343
National HealthCare	3,773	300,066
National Research, Cl A	955	36,338

		1,727,934

INDUSTRIALS — 22.5%
ABM Industries	9,713	298,675
Advanced Disposal Services *	10,993	297,800
Air Lease, Cl A	7,137	271,920
Albany International, Cl A	3,711	259,696
Allied Motion Technologies	7,932	346,311
Applied Industrial Technologies	8,289	544,836
ARC Document Solutions *	11,889	27,107
Armstrong World Industries *	5,212	321,842
ASGN *	3,731	250,275
Barnes Group	4,113	232,796
Brady, Cl A	6,648	267,848
Carlisle	2,384	230,271

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2018

COMMON STOCK (continued)

	Shares	Value
INDUSTRIALS — continued
CBIZ *	9,307	$206,429
China Yuchai International	22,969	330,982
Civeo *	42,540	121,239
Covanta Holding	19,906	292,419
Crane	2,894	251,894
Deluxe	4,331	204,467
EMCOR Group	7,852	557,335
Exponent	5,478	276,420
Forward Air	4,087	245,179
Generac Holdings *	6,618	335,731
Genesee & Wyoming, Cl A *	4,162	329,755
GP Strategies *	4,231	61,815
Graham	3,370	82,936
Heartland Express	16,823	327,544
Herman Miller	9,478	312,300
Hillenbrand	5,435	260,337
ICF International	1,448	106,631
Insperity	2,457	269,901
Interface, Cl A	13,620	221,870
Kadant	1,126	111,136
Kforce	1,546	47,648
Kimball International, Cl B	27,656	455,217
Kirby *	3,464	249,200
Landstar System	2,903	290,561
Lawson Products *	19,608	648,240
LB Foster, Cl A *	7,144	129,878
Lincoln Electric Holdings	3,048	246,614
LSI Industries	9,750	42,120
Lydall *	2,271	67,835
Marten Transport	15,184	292,444
Masonite International *	4,560	252,578
Miller Industries	2,459	59,434
Mistras Group *	10,384	206,642
Moog, Cl A	3,314	237,117
MSA Safety	2,732	285,330
Mueller Water Products, Cl A	24,781	254,253
Navigant Consulting	12,498	269,957

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2018

COMMON STOCK (continued)

	Shares	Value
INDUSTRIALS — continued
NL Industries *	38,262	$202,789
Orion Group Holdings *	6,705	31,648
Preformed Line Products	6,867	433,995
Quanta Services *	9,070	282,984
RBC Bearings *	1,869	276,013
Regal Beloit	3,392	243,206
Resources Connection	10,822	176,615
Rexnord *	10,663	285,874
Ritchie Bros Auctioneers	7,942	266,931
Ryder System	4,452	246,240
SkyWest	5,217	298,882
SP Plus *	4,539	145,066
SPX FLOW *	5,524	189,087
Standex International	3,197	259,341
Tetra Tech	4,205	277,698
Timken	5,763	227,927
TriMas *	1,565	46,089
Trinity Industries	9,569	273,195
UniFirst	1,709	255,154
Univar *	9,347	230,123
Universal Forest Products	8,449	238,853
Vectrus *	1,241	33,259
VSE	2,381	74,668
Werner Enterprises	8,727	280,922
Woodward	3,596	264,809

		17,832,133

INFORMATION TECHNOLOGY — 11.6%
Amber Road *	6,379	56,773
AudioCodes	61,926	770,979
Blackbaud	2,959	212,219
CACI International, Cl A *	1,577	281,431
Celestica *	10,309	107,007
Cornerstone OnDemand *	5,183	255,263
CyberArk Software *	3,846	262,528
EchoStar, Cl A *	6,275	254,451
EPAM Systems *	2,099	250,768
Euronet Worldwide *	3,781	420,372

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2018

COMMON STOCK (continued)

	Shares	Value
INFORMATION TECHNOLOGY — continued
EVERTEC	12,212	$318,489
Flex *	22,465	176,575
Gilat Satellite Networks *	64,991	618,714
Hackett Group	24,181	494,984
Hollysys Automation Technologies	4,762	91,526
InterXion Holding *	8,971	528,122
j2 Global	3,700	269,508
Jabil	11,150	275,740
Magic Software Enterprises	64,443	533,588
Majesco *	8,854	65,343
ManTech International, Cl A	4,724	270,591
Monolithic Power Systems	2,498	295,064
Monotype Imaging Holdings	13,810	242,089
National Instruments	6,136	300,479
Net 1 UEPS Technologies *	20,815	140,918
Orbotech *	4,815	269,351
PRGX Global *	16,583	142,282
QAD, Cl A	902	38,272
Quarterhill	75,109	94,637
Ribbon Communications *	30,882	209,998
Rimini Street *	24,487	175,082
Sapiens International	25,483	289,742
ScanSource *	901	35,031
Travelport Worldwide	17,482	261,531
TTEC Holdings	7,439	185,380
Vishay Precision Group *	1,170	37,967

		9,232,794

MATERIALS — 4.3%
Boise Cascade	7,171	220,795
Cabot	5,379	261,850
Eagle Materials	3,033	223,957
Fortuna Silver Mines *	44,624	169,125
Hawkins	3,131	105,389
Hudbay Minerals	12,770	49,931
Minerals Technologies	4,264	233,454
Mountain Province Diamonds	32,145	53,361
Orion Engineered Carbons	8,797	227,051

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2018

COMMON STOCK (continued)

	Shares	Value
MATERIALS — continued
Reliance Steel & Aluminum	3,363	$265,408
Resolute Forest Products *	14,073	158,603
Sierra Metals *	186,218	448,784
Taseko Mines *	66,724	44,638
Tredegar	5,617	104,476
Trinseo	3,537	190,574
Turquoise Hill Resources *	136,706	233,767
UFP Technologies *	4,654	160,656
Wheaton Precious Metals	16,958	278,620

		3,430,439

REAL ESTATE — 6.2%
Brixmor Property Group REIT	17,439	282,512
Cedar Realty Trust REIT	11,854	44,690
Cherry Hill Mortgage Investment REIT	1,029	18,430
CoreCivic REIT	12,004	269,610
CorePoint Lodging REIT	15,118	247,482
Dynex Capital REIT	2,165	12,535
EPR Properties REIT	5,363	368,652
FRP Holdings REIT *	2,262	109,639
GEO Group REIT	11,826	261,473
Healthcare Trust of America, Cl A REIT	11,740	308,292
McGrath RentCorp	3,224	172,129
Monmouth Real Estate Investment REIT	18,943	283,387
Physicians Realty Trust REIT	19,840	328,947
Ramco-Gershenson Properties Trust REIT	24,800	329,344
Retail Opportunity Investments REIT	17,212	302,759
Retail Properties of America, Cl A REIT	24,465	300,186
Rexford Industrial Realty REIT	9,713	307,611
Ryman Hospitality Properties REIT	3,372	261,633
Safety Income & Growth	6,489	116,672
Senior Housing Properties Trust REIT	17,211	276,581
Urstadt Biddle Properties, Cl A REIT	2,314	46,072
Weingarten Realty Investors REIT	10,740	302,009

		4,950,645

UTILITIES — 4.5%
Black Hills	5,239	311,721
California Water Service Group	14,311	601,062

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2018

COMMON STOCK (continued)

	Shares	Value
UTILITIES — continued
Hawaiian Electric Industries	8,574	$319,810
Kenon Holdings *	6,928	107,938
New Jersey Resources	7,145	322,239
NorthWestern	5,392	316,833
PNM Resources	14,971	575,037
Portland General Electric	7,024	316,642
South Jersey Industries	9,659	285,327
Southwest Gas Holdings	3,630	280,490
TransAlta	30,360	159,694

		3,596,793

TOTAL COMMON STOCK (Cost $71,951,697)		70,041,248

TOTAL INVESTMENTS — 88.2% (Cost $71,951,697)		$70,041,248

A list of the open futures contracts held by the Fund at October 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
NASDAQ 100 Index E-MINI	14	Dec-2018	$1,934,332	$1,953,140	$18,808
S&P 500 Index E-MINI	22	Dec-2018	2,943,362	2,982,210	38,848

			$4,877,694	$4,935,350	$57,656

For the year ended October 31, 2018, the monthly average notional value of long contracts held was $5,472,085 and the monthly average notional value of short contacts held was $(233,593).

Percentages are based on Net Assets of $79,395,657.

*	Non-income producing security.
**	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

NASDAQ — National Association of Securities Dealers Automated Quotations

S&P — Standard and Poor’s

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2018

The following is a list of the level of inputs used as of October 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$70,041,248	$—	$—	$70,041,248

Total Investments in Securities	$70,041,248	$—	$—	$70,041,248

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$57,656	$—	$—	$57,656

Total Other Financial Instruments	$57,656	$—	$—	$57,656

* Futures are valued at the unrealized appreciation on the instrument.

For the year ended October 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
OCTOBER 31, 2018

SCHEDULE OF INVESTMENTS

A list of the open futures contracts held by the Fund at October 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
3-Month EURIBOR	(148)	Jun-2019	$(43,023,875)	$(42,027,263)	$(12,969)
90-Day Euro$	(210)	Jun-2019	(50,886,525)	(50,904,000)	(17,475)
Amsterdam Index	(12)	Nov-2018	(1,383,720)	(1,404,841)	(23,381)
AUDUSD Currency	(57)	Dec-2018	(4,055,680)	(4,033,890)	21,790
Australian 10-Year Bond	(16)	Dec-2018	(1,471,618)	(1,466,298)	2,790
British Pound	(106)	Dec-2018	(8,689,563)	(8,477,350)	212,213
CAC40 10 Euro Index	37	Nov-2018	2,108,652	2,133,108	25,193
CAD Currency	(83)	Dec-2018	(6,400,845)	(6,307,585)	93,260
Canadian 10-Year Bond	(82)	Dec-2018	(8,271,485)	(8,231,456)	(10,010)
DAX Index	8	Dec-2018	2,590,415	2,595,454	17,504
Euro	(78)	Dec-2018	(11,282,281)	(11,071,613)	210,669
Euro Stoxx 50	6	Dec-2018	211,218	217,060	6,665
Euro-BTP	63	Dec-2018	8,803,895	8,679,813	(15,528)
Euro-Bund	107	Dec-2018	19,532,688	19,422,374	55,196
Euro-OAT	64	Dec-2018	11,069,016	11,015,461	39,161
FTSE 100 Index	48	Dec-2018	4,294,590	4,362,856	88,682
FTSE MIB Index	(12)	Dec-2018	(1,253,937)	(1,290,195)	(41,270)
Hang Seng Index	4	Nov-2018	632,853	635,327	2,424
IBEX	13	Nov-2018	1,345,600	1,308,467	(18,005)
Japanese 10-Year Bond	(4)	Dec-2018	(5,338,644)	(5,339,833)	5,668
Japanese Yen	(51)	Dec-2018	(5,680,394)	(5,658,131)	22,263
KOSPI 200 Index	(6)	Dec-2018	(347,177)	(347,637)	(461)
Long Gilt 10-Year Bond	103	Dec-2018	16,228,107	16,115,843	209,988
Nikkei 225 Index	(4)	Dec-2018	(791,428)	(775,645)	12,653
S&P 500 Index E-MINI	31	Dec-2018	4,141,150	4,202,205	61,055
S&P TSX 60 Index	7	Dec-2018	1,015,502	950,951	(52,862)
SPI 200 Index	(13)	Dec-2018	(1,326,790)	(1,334,403)	(7,619)
U.S. 10-Year Treasury Note	258	Dec-2018	30,635,406	30,556,875	(78,531)
U.S. Long Treasury Bond	(37)	Dec-2018	(5,085,313)	(5,110,625)	(25,313)

			$(52,680,183)	$(51,584,971)	$783,750

For the period ended October 31, 2018, the monthly average notional value of long contracts held was $104,018,405 and the monthly average notional value of short contracts held was $(249,509,926).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
OCTOBER 31, 2018

AUD — Australian Dollar

BTP — Buoni del Tesoro Poliennali

CAC — Cotation Assistee en Continu

CAD — Canadian Dollar

DAX — Deutscher Aktien 30 Index

EURIBOR — Euro Interbank Offered Rate

FTSE — Financial Times Stock Exchange

IBEX — International Business Exchange

KOSPI — Korea Composite Stock Price Index

OAT — Obligations Assimilables du Trésor

S&P — Standard & Poors

SPI — Share Price Index

TSX — Toronto Stock Exchange

USD — United States Dollar

The following is a list of the level of inputs used as of October 31, 2018, in valuing the Fund’s other financial instruments carried at value:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$ 1,087,174	$ —	$ —	$1,087,174
Unrealized Depreciation	(303,424)	—	—	(303,424)

Total Other Financial Instruments	$ 783,750	$ —	$ —	$783,750

* Futures are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended October 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

STATEMENTS OF ASSETS AND LIABILITIES

	RQSI Small Cap Hedged Equity Fund	RQSI GAA Systematic Global Macro Fund
Assets:
Investments, at Value (Cost $71,951,697 and $–)	$70,041,248	$–
Cash	7,301,910	28,050,831
Cash Collateral on Futures Contracts	2,058,611	7,578,863
Variation Margin Receivable	66,575	360,046
Dividends and Interest Receivable	41,990	41,456
Reclaim Receivable	832	–
Deferred Offering Costs (Note 2)	–	19,681
Receivable for Capital Shares Sold	–	18,540
Other Prepaid Expenses	21,823	4,936

Total Assets	79,532,989	36,074,353

Liabilities:
Payable Due to Investment Adviser	54,987	22,127
Audit Fees Payable	36,485	15,125
Transfer Agent Fees Payable	10,971	9,753
Payable Due to Administrator	8,493	9,130
Payable Due to Trustees	4,315	1,789
Chief Compliance Officer Fees Payable	2,041	846
Shareholder Servicing Fees Payable (Retail Shares)	66	256
Distribution Fees Payable (Retail Shares)	14	501
Variation Margin Payable	–	251,288
Payable for Capital Shares Redeemed	–	46,333
Other Accrued Expenses and Other Payables	19,960	11,471

Total Liabilities	137,332	368,619

Net Assets	$79,395,657	$35,705,734

Net Assets Consist of:
Paid-in Capital	$75,081,855	$38,426,309
Total Distributable Earnings/(Loss)	4,313,802	(2,720,575)

Net Assets	$79,395,657	$35,705,734

Institutional Shares:
Net Assets	$79,374,741	$33,042,753
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	7,474,555	3,596,517
Net Asset Value, Offering and Redemption Price Per Share	$10.62	$9.19

Retail Shares:
Net Assets	$20,916	$2,662,981
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	1,966	290,480
Net Asset Value, Offering and Redemption Price Per Share	$10.64	$9.17

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
FOR THE YEAR OR PERIOD
ENDED OCTOBER 31, 2018

STATEMENTS OF OPERATIONS

	RQSI Small Cap Hedged Equity Fund	RQSI GAA Systematic Global Macro Fund(1)
Investment Income:

Dividends	$1,414,247	$–

Interest	54,138	265,256

Less: Foreign Taxes Withheld	(11,809)	–

Total Investment Income	1,456,576	265,256

Expenses:

Investment Advisory Fees	664,001	404,579

Administration Fees	100,000	69,801

Trustees’ Fees	18,261	4,771

Chief Compliance Officer Fees	5,603	1,729

Distribution Fees (Retail Shares)	55	4,572

Shareholder Servicing Fees (Retail Shares)	–	1,824

Transfer Agent Fees	70,420	39,293

Audit Fees	36,767	15,125

Registration and Filing Fees	34,529	7,738

Legal Fees	31,362	26,614

Custodian Fees	10,941	1,660

Printing Fees	10,496	11,580

Offering Costs (Note 2)	–	47,159

Other Expenses	25,728	6,623

Total Expenses	1,008,163	643,068

Less:

Waiver of Investment Advisory Fees	–	(126,419)

Net Expenses	1,008,163	516,649

Net Investment Income (Loss)	448,413	(251,393)

(1)	Commenced operations on March 8, 2018.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
FOR THE YEAR OR PERIOD
ENDED OCTOBER 31, 2018

STATEMENTS OF OPERATIONS

	RQSI Small Cap Hedged Equity Fund	RQSI GAA Systematic Global Macro Fund(1)

Net Realized Gain (Loss) on:

Investments	$5,241,722	$–

Futures Contracts	781,506	(3,242,349)

Foreign Currency Transactions	–	(159,555)

Net Realized Gain (Loss)	6,023,228	(3,401,904)

Net Change in Unrealized Appreciation (Depreciation) on:

Investments	(7,300,092)	–

Futures Contracts	(662)	783,750

Foreign Currency Translation	–	(10,583)

Net Change in Unrealized Appreciation (Depreciation)	(7,300,754)	773,167

Net Realized and Unrealized Loss	(1,277,526)	(2,628,737)

Net Decrease in Net Assets Resulting from Operations	$(829,113)	$(2,880,130)

(1) Commenced operations on March 8, 2018.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Income	$448,413	$212,186
Net Realized Gain on Investments and Futures Contracts	6,023,228	8,243,822
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	(7,300,754)	5,011,630

Net Increase (Decrease) in Net Assets Resulting From Operations	(829,113)	13,467,638

Distributions(1)

Institutional Shares	(3,427,061)	(955,371)
Retail Shares	(850)	(1,270)

Total Distributions	(3,427,911)	(956,641)

Capital Share Transactions:(2)

Institutional Shares
Reinvestment of Distributions	3,427,061	955,371
Redeemed	(47)	–

Net Institutional Shares Capital Share Transactions	3,427,014	955,371

Retail Shares
Issued	–	20,000
Reinvestment of Distributions	849	1,270
Redeemed	(254)	(126,839)

Net Retail Shares Capital Share Transactions	595	(105,569)

Net Increase in Net Assets From Capital Share Transactions	3,427,609	849,802

Total Increase (Decrease) in Net Assets	(829,415)	13,360,799

Net Assets:

Beginning of Year	80,225,072	66,864,273

End of Year(3)	$79,395,657	$80,225,072

(1) Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 13).

(2) See Note 7 for share transactions.

(3) Includes undistributed net investment income of $55,391 in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Amounts designated as “—”are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended October 31, 2018(1)
Operations:
Net Investment Loss	$(251,393)
Net Realized Loss on Futures Contracts and Foreign Currency
Transactions	(3,401,904)
Net Change in Unrealized Appreciation on Futures Contracts and
Foreign Currency Translation	773,167

Net Decrease in Net Assets Resulting From Operations	(2,880,130)

Capital Share Transactions:(2)

Institutional Shares
Issued	36,360,727
Redeemed	(709,824)

Net Institutional Shares Capital Share Transactions	35,650,903

Retail Shares
Issued	3,819,523
Redeemed	(884,562)

Net Retail Shares Capital Share Transactions	2,934,961

Net Increase in Net Assets From Capital Share Transactions	38,585,864

Total Increase in Net Assets	35,705,734

Net Assets:
Beginning of Period	–

End of Period	$35,705,734

(1)	Commenced operations on March 8, 2018.

(2)	See Note 7 for share transactions.

Amounts designated as “—”are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2018

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year or Period

		Institutional Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Period Ended October 31, 2015(1)

Net Asset Value, Beginning of Year/Period	$11.20	$9.44	$9.98	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	0.06	0.03	0.12	(0.01)
Net Realized and Unrealized Gain (Loss)	(0.17)	1.87	(0.65)	(0.01)

Total from Investment Operations	(0.11)	1.90	(0.53)	(0.02)

Dividends and Distributions from:
Net Investment Income	(0.03)	(0.14)	(0.01)	—
Capital Gains	(0.44)	—	—	—

Total Dividends and Distributions	(0.47)	(0.14)	(0.01)	—

Net Asset Value, End of Year/Period	$10.62	$11.20	$9.44	$9.98

Total Return†	(1.06)%	20.19%	(5.29)%	(0.20)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$79,375	$80,204	$66,751	$69,827
Ratio of Expenses to Average Net Assets	1.21%	1.19%	1.35%	1.62%††
Ratio of Net Investment Income (Loss) to Average Net Assets	0.54%	0.28%	1.29%	(0.40)%††
Portfolio Turnover Rate	173%	182%	178%	6%†††

(1)	Commenced operations on September 9, 2015.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.

Amounts designated as “—”are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year or Period

		Retail Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Period Ended October 31, 2015(1)
Net Asset Value, Beginning of Year/Period	$ 11.21	$ 9.45	$ 9.99	$ 10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.03	0.02	0.09	—
Net Realized and Unrealized Gain/(Loss)	(0.16)	1.85	(0.62)	(0.01)

Total from Investment Operations	(0.13)	1.87	(0.53)	(0.01)

Dividends and Distributions from:
Net Investment Income	—	(0.11)	(0.01)	—
Capital Gains	(0.44)	—	—	—

Total Dividends and Distributions	(0.44)	(0.11)	(0.01)	—

Net Asset Value, End of Year/Period	$ 10.64	$ 11.21	$ 9.45	$ 9.99

Total Return†	(1.26)%	19.83%	(5.34)%	(0.10)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$ 21	$ 21	$ 113	$ 101
Ratio of Expenses to Average Net Assets	1.46%	1.44%	1.66%	2.03%††(2)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.29%	0.20%	0.96%	(1.00)%††
Portfolio Turnover Rate	173%	182%	178%	6%†††

(1)	Commenced operations on September 9, 2015.
(2)	Ratio reflects the impact of the initial low level of net assets associated with commencement of operations. Under normal asset levels, the ratio would have been 1.97%.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.

Amounts designated as “—”are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

Institutional Shares
Period Ended October 31, 2018(1)
Net Asset Value, Beginning of Period	$10.00

Loss from Investment Operations:
Net Investment Loss*	(0.07)
Net Realized and Unrealized Loss	(0.74)

Total from Investment Operations	(0.81)

Net Asset Value, End of Period	$9.19

Total Return†	(8.10)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$33,043
Ratio of Expenses to Average Net Assets (Including Waivers)	2.37%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.96%††
Ratio of Net Investment Loss to Average Net Assets	(1.14)%††
Portfolio Turnover Rate	–%†††

(1)	Commenced operations on March 8, 2018.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††

Portfolio turnover is for the period indicated and has not been annualized. During the period ended October 31, 2018, the Fund held only futures contracts which are specifically excluded from the portfolio turnover rate calculation.

Amounts designated as “— ”are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

Retail Shares
Period Ended October 31, 2018(1)
Net Asset Value, Beginning of Period	$10.00

Loss from Investment Operations:
Net Investment Loss*	(0.09)
Net Realized and Unrealized Loss	(0.74)

Total from Investment Operations	(0.83)

Net Asset Value, End of Period	$9.17

Total Return†	(8.30)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$2,663
Ratio of Expenses to Average Net Assets (Including Waivers)	2.74%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	3.32%††
Ratio of Net Investment Loss to Average Net Assets	(1.50)%††
Portfolio Turnover Rate	–%†††

(1)	Commenced operations on March 8, 2018.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††

Portfolio turnover is for the period indicated and has not been annualized. During the period ended October 31, 2018, the Fund held only futures contracts which are specifically excluded from the portfolio turnover rate calculation.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 29 funds. The financial statements herein are those of the RQSI Small Cap Hedged Equity Fund and the RQSI GAA Systematic Global Macro Fund (collectively the “Funds,” individually a “Fund”). The investment objective of the RQSI Small Cap Hedged Equity Fund is to seek total return with lower volatility than the overall equity market. The RQSI Small Cap Hedged Equity Fund is diversified and invests primarily (at least 80% of its net assets) in equity securities of small capitalization companies. The RQSI GAA Systematic Global Macro Fund seeks total returns uncorrelated with the broad equity and fixed income markets. The RQSI GAA Systematic Global Macro Fund is non-diversified and will allocate its assets among three macro or broad asset classes (equities, fixed income and currencies) by taking long and/or short positions in futures contracts based on instruments in each asset class. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

Official Closing Price will be used. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. Futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2018, there were no securities held by the Funds which were fair valued by the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year or period ended October 31, 2018, there have been no significant changes to the Funds’ fair valuation methodology. For details of the investment classifications, refer to the Schedule of Investments.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year or period ended October 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year or period ended October 31, 2018, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in REITs — With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds use futures contracts for tactical hedging purposes, as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred, and are included on the Statements of Assets and Liabilities.

When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are found on the Statements of Operations as a component of net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts, respectively.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of October 31, 2018.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

Deferred Offering Costs — Offering costs for the Funds, including the cost of printing the initial prospectus and registration fees, are amortized to expense over a twelve month period. As of October 31, 2018, the RQSI Small Cap Hedged Equity Fund and the RQSI

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

GAA Systematic Global Macro Fund had $0 and $19,681, respectively, remaining to be amortized.

3.	Derivative Transactions:

The following tables include the RQSI GAA Systematic Global Macro Fund’s exposure by type of risk on derivatives held throughout the period.

The Fair Value of derivative instruments as of October 31, 2018, was as follows:

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2018, was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Derivatives not accounted for as hedging instruments:

RQSI GAA Systematic Global Macro Fund
Interest Rate Contracts	Unrealized appreciation on futures contracts	$312,804	Unrealized depreciation on futures contracts	$159,826
Equity Contracts	Unrealized appreciation on futures contracts	214,176	Unrealized depreciation on futures contracts	143,598
Foreign Exchange Contracts	Unrealized appreciation on futures contracts	560,194	Unrealized depreciation on futures contracts	—

		$1,087,174		$303,424

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts

RQSI GAA Systematic Global Macro Fund
Interest Rate Contracts	$ (341,182)
Equity Contracts	(3,767,716)
Foreign Exchange Contracts	866,550

Total	$ (3,242,349)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts

RQSI GAA Systematic Global Macro Fund
Interest Rate Contracts	$ 152,978
Equity Contracts	70,578
Foreign Exchange Contracts	560,194

Total	$ 783,750

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

4.	Offsetting Assets and Liabilities:

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the statements of assets and liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Funds to another party are determinable, the Funds have the right to set off the amounts owed with the amounts owed by the other party, the Funds intend to set off, and the Funds’ right of setoff is enforceable at law.

As of October 31, 2018, the Funds financial instruments and derivative instruments are not subject to a master netting arrangement.

5.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year or period ended October 31, 2018, the Funds paid $100,000 and $69,801 for the RQSI Small Cap Hedged Equity Fund and RQSI GAA Systematic Global Macro Fund, respectively, for these services.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.10% based on the average daily net assets of the Funds’ Retail Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, Ramsey Quantitative Systems, Inc. (the “Adviser”) or its affiliates

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders. For the year or period ended October 31, 2018, the RQSI Small Cap Hedged Equity Fund and the RQSI GAA Systematic Global Macro Fund had incurred $0 and $1,824, respectively, of shareholder servicing fees.

The Funds have adopted a distribution plan for Retail Shares that allows the Funds to pay for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Funds’ assets continuously, over time, these fees will increase the cost of your investment. The maximum annual distribution fee for Retail Shares of the Funds is 0.25% of the average daily net assets of the Funds’ Retail Shares.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

7.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the RQSI Small Cap Hedged Equity Fund and the RQSI GAA Systematic Global Macro Fund at an annual rate of 0.80% and 1.90% respectively, of each Fund’s average daily net assets. For the RQSI GAA Systematic Global Macro Fund, effective October 18, 2018, the Adviser has voluntarily agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding 12b-1 Fees and Shareholder Servicing Fees) from exceeding 2.50% of the average daily net assets of each of the Fund’s share classes until February 28, 2019.

8.	Investment Transactions:

For the year or period ended October 31, 2018, the Funds made purchases and sales of investment in securities other than long-term U.S. Government and short-term securities:

	Purchases	Sales and Maturities
RQSI Small Cap Hedged Equity Fund	$128,499,867	$128,637,101
RQSI GAA Systematic Global Macro Fund †‡	–	–

† Commenced operations on March 8, 2018.

‡ The RQSI GAA Systematic Global Macro Fund held only futures contracts which are specifically excluded from the investment transaction presentation.

There were no purchases or sales of long term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

9.	Share Transactions:

RQSI Small Cap Hedged Equity Fund	Year Ended October 31, 2018	Year Ended October 31, 2017
Share Transactions:
Institutional Shares
Reinvestment of Distributions	311,025	91,951
Redeemed	(4)	–

Net Institutional Shares Transactions	311,021	91,951

Retail Shares
Issued	–	1,902
Reinvestment of Distributions	77	122
Redeemed	(23)	(12,046)

Net Retail Shares Transactions	54	(10,022)

Net Increase in Shares Outstanding	311,075	81,929

RQSI GAA Systematic Global Macro Fund	Period Ended October 31, 2018†
Share Transactions:
Institutional Shares
Issued	3,671,287
Redeemed	(74,770)

Net Institutional Shares Transactions	3,596,517

Retail Shares
Issued	387,108
Redeemed	(96,628)

Net Retail Shares Transactions	290,480

Net Increase in Shares Outstanding	3,886,997

† Commenced operations on March 8, 2018.

10.	Federal Tax Information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

The following permanent differences primarily attributable to REIT adjustments, foreign currency, investments in partnerships and passive foreign investment companies have been reclassified to/from the following accounts:

	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid-in-Capital
RQSI Small Cap Hedged Equity Fund	$22,975	$(21,043)	$(1,932)
RQSI GAA Systematic Global Macro Fund	—	159,555	(159,555)

These reclassifications had no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended October 31, 2018 and 2017 were as follows:

Ordinary Income
RQSI Small Cap Hedged Equity Fund
2018	$3,427,911
2017	956,641

RQSI GAA Systematic Global Macro Fund†
2018	$—

† Commenced operations on March 8, 2018.

As of October 31, 2018, the components of distributable earnings on a tax basis were as follows:

	RQSI Small Cap Hedged Equity Fund	RQSI GAA Systematic Global Macro Fund
Undistributed Ordinary Income	$3,503,005	$–
Undistributed Long-Term Capital Gains	2,981,311	–
Capital Loss Carryforwards	–	(2,353,718)
Late-Year Loss Deferral	–	(251,394)
Unrealized Depreciation	(2,112,857)	(115,463)
Other Temporary Differences	(57,657)	–

Total Distributable Earnings/(Accumulated Losses)	$4,313,802	$(2,720,575)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward are as follows:

	Short-Term Loss	Long-Term Loss	Total
RQSI Small Cap Hedged Equity Fund	$—	$—	$—
RQSI GAA Systematic Global Macro Fund	(1,936,692)	(417,026)	(2,353,718)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the RQSI Small Cap Hedged Fund at October 31, 2018 was as follows:

	Federal Tax Cost	Aggregate Gross Unrealized	Aggregate Gross Unrealized	Net Unrealized
RQSI Small Cap Hedged Equity Fund	$72,154,105	$3,920,549	$(6,033,406)	$(2,112,857)

As of October 31, 2018, there was no Federal tax cost, there is a net tax unrealized depreciation of $(115,463) from derivative investments for the RQSI GAA Systematic Global Macro Fund.

11.	Concentration of Risks:

Equity Risk (RQSI Small Cap Hedged Equity Fund and RQSI GAA Systematic Global Macro Fund) – Since the Funds purchase equity securities and/or enter into future contracts with underlying equity securities, the Funds are subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Funds’ securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Small Capitalization Company Risk (RQSI Small Cap Hedged Equity Fund) – The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Fund is also subject to the risk that the Adviser’s particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

Foreign Company Risk (RQSI Small Cap Hedged Equity Fund and RQSI GAA Systematic Global Macro Fund) – Investing in foreign companies, including direct investments and

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

investments through ADRs and future contracts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Exchange-Traded Fund Risk (RQSI Small Cap Hedged Equity Fund) – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based or the ETF’s other holdings and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Funds. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Funds expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value (“NAV”) and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Derivatives Risk (RQSI Small Cap Hedged Equity Fund and RQSI GAA Systematic Global Macro Fund) – The Funds’ use of options and futures is subject to market risk, leverage risk, correlation risk, hedging risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Funds engage in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

that the Funds would like. Each of these risks could cause the Funds to lose more than the principal amount invested in a derivative instrument.

Management Risk (RQSI Small Cap Hedged Equity Fund) – The value of the Fund may decline if the Adviser’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect. Because a portion of the Fund is selected using a proprietary screening process, the Fund is subject to the additional risk that the Adviser’s judgments regarding the investment criteria underlying the screening process may prove to be incorrect.

Portfolio Turnover Risk (RQSI Small Cap Hedged Equity Fund and RQSI GAA Systematic Global Macro Fund) – The Funds are subject to portfolio turnover risk since they may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Funds. Shareholders may pay tax on such capital gains.

Fixed Income Risk (RQSI GAA Systematic Global Macro Fund) – Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline. Risks associated with rising interest rates are heightened given that interest rates in the United States are at, or near, historic lows.

Foreign Currency Risk (RQSI GAA Systematic Global Macro Fund) – Foreign currency risk is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments. Foreign currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

U.S. Government Securities Risk (RQSI GAA Systematic Global Macro Fund) – U.S. Government securities are not guaranteed against price movements due to changing interest rates.

Non-U.S. Government Securities Risk (RQSI GAA Systematic Global Macro Fund) – Foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Geographic Focus Risk (RQSI GAA Systematic Global Macro Fund) – The Fund’s investments may be focused in particular geographic regions and, therefore, the Fund will be more susceptible to adverse market, political, regulatory, and geographic events affecting those regions than a fund that does not focus its investments in a particular region.

Systematic or Quantitative Process Risk (RQSI GAA Systematic Global Macro Fund) – There is potential for shortfall in any investment process due to a variety of factors including, but not limited to, data and system imperfections, analyst judgment, and the complex nature of designing and implementing portfolio construction systems and other quantitative models. Such shortfalls in systematic or quantitative processes in particular pose broader risk because they may be more pervasive in nature. Furthermore, the Adviser’s systems may not necessarily perform in a manner in which they have historically performed or were intended to perform.

Non-Diversification Risk (RQSI GAA Systematic Global Macro Fund) – The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

New Fund Risk (RQSI GAA Systematic Global Macro Fund) – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

12.	Other:

At October 31, 2018, the percentage of total shares outstanding held by shareholders for each Fund was as follows:

	No. of Shareholders	% Ownership
RQSI Small Cap Hedged Equity Fund, Institutional Class	1	99%
RQSI Small Cap Hedged Equity Fund, Retail Class	3	99%
RQSI GAA Systematic Global Macro Fund, Institutional Class	1	94%
RQSI GAA Systematic Global Macro Fund, Retail Class	1	97%

In the normal course of business, the Funds enter into contracts that provide general

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

13.	Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income.

14.	New Accounting Pronouncements:

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

15.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund II and Shareholders of RQSI Small Cap Hedged Equity Fund and RQSI GAA Systematic Global Macro Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of RQSI Small Cap Hedged Equity Fund and RQSI GAA Systematic Global Macro Fund (collectively referred to as the “Funds”) (two of the series constituting The Advisors’ Inner Circle Fund II (the “Trust”)), including the schedules of investments, as of October 31, 2018, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds (two of the series constituting The Advisors’ Inner Circle Fund II) at October 31, 2018, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting The Advisors’ Inner Circle Fund II	Statements of operations	Statements of changes in net assets	Financial highlights

RQSI Small Cap Hedged Equity Fund	For the year ended October 31, 2018	For each of the two years in the period ended October 31, 2018	For each of the three years in the period ended October 31, 2018 For the period from September 9, 2015 (commencement of operations) through October 31, 2015

RQSI GAA Systematic Global Macro Fund	For the period from March 8, 2018 (commencement of operations) through October 31, 2018	For the period from March 8, 2018 (commencement of operations) through October 31, 2018	For the period from March 8, 2018 (commencement of operations) through October 31, 2018

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more RQSI investment companies since 2015.

Philadelphia, Pennsylvania

December 28, 2018

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2018 to October 31, 2018).

The table on the next page illustrates your Funds’ costs in two ways:

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Funds, and the “Ending Account Value” number is derived from deducting that expense cost from the Funds’ gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

● Hypothetical 5% Return. This section helps you compare your Funds’ costs with those of other mutual funds. It assumes that the Funds had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Funds’ comparative cost by comparing the hypothetical result for your Funds in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018 (Unaudited)

DISCLOSURE OF FUND EXPENSES

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Funds’ actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/01/18	Ending Account Value 10/31/18	Annualized Expense Ratios	Expenses Paid During Period*
RQSI Small Cap Hedged Equity Fund
Actual Portfolio Return
Institutional Shares	$1,000.00	$988.80	1.21%	$6.07
Retail Shares	1,000.00	987.00	1.46	7.31
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,019.10	1.21%	$6.16
Retail Shares	1,000.00	1,017.85	1.46	7.42

	Beginning Account Value 5/01/18	Ending Account Value 10/31/18	Annualized Expense Ratios	Expenses Paid During Period*
RQSI GAA Systematic Global Macro Fund
Actual Portfolio Return
Institutional Shares	$1,000.00	$942.60	2.37%	$11.62
Retail Shares	1,000.00	941.50	2.74	13.40
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,013.24	2.37%	$12.04
Retail Shares	1,000.00	1,011.40	2.74	13.89

*	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Set forth below are the names, year of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Klauder are Trustees who may be deemed to

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years
INTERESTED TRUSTEES[3] [4]
Robert Nesher (Born: 1946)	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Vice Chairman of The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. President, Chief Executive Officer and Director of SEI Alpha Strategy Portfolios, LP, 2007 to 2013. President and Director of SEI Opportunity Fund, L. P. to 2010. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.
N. Jeffery Klauder (Born: 1952)	Trustee (Since 2018)	Executive Vice President and General Counsel of SEI Investments since 2004.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Denotes Trustees who may be deemed to be “interested” persons of the Funds as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Trustees oversee 29 funds in The Advisors’ Inner Circle Fund II.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-330-1111. The following chart lists Trustees and Officers as of October 31, 2018.

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds. Director of SEI Private Trust Company; SEI Investments Management Corporation; SEI Trust Company; SEI Investments (South Africa), Limited; SEI Investments (Canada) Company; SEI Global Fund Services Ltd.; SEI Investments Global Limited; SEI Global Master Fund; SEI Global Investments Fund; and SEI Global Assets Fund.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupations During the Past Five Years

INDEPENDENT TRUSTEES[3]

Joseph T. Grause, Jr. (Born: 1952)	Trustee (Since 2011) Lead Independent Trustee (Since 2018)

Self-Employed Consultant since 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.

Mitchell A. Johnson (Born: 1942)	Trustee (Since 2005)	Retired. Private investor since 1994.

Betty L. Krikorian (Born: 1943)	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.

Bruce R. Speca (Born: 1956)	Trustee (Since 2011)

Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.

George J. Sullivan, Jr. (Born: 1942)	Trustee (Since 1999)	Retired since 2012. Self-Employed Consultant, Newfound Consultants Inc., 1997 to 2011.

Tracie E. Ahern (Born: 1968)	Trustee (Since 2018)

Principal, Danesmead Partners since 2016; Chief Operating Officer/Chief Financial Officer, Brightwood Capital Advisors LLC, 2015 to 2016; Advisor, Brightwood Capital Advisors LLC, 2016; Chief Financial Officer, Soros Fund Management LLC, 2007 to 2015.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 29 funds in The Advisors’ Inner Circle Fund II.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds. Director of The Korea Fund, Inc.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds. Director of Stone Harbor Investments Funds, Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund).

Current Directorships: Trustee/Director of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016. Trustee/ Director of State Street Navigator Securities Lending Trust to 2017. Member of the independent review committee for SEI’s Canadian-registered mutual funds to 2017.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During the Past Five Years

OFFICERS

Michael Beattie (Born: 1965)	President (Since 2011)	Director of Client Service, SEI Investments Company, since 2004.

James Bernstein (Born: 1965)	Vice President and Assistant Secretary (Since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (Since 2017)	Fund Accounting Manager, SEI Investments, since 2000.

Stephen Connors (Born: 1984)	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting, since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.

Dianne M. Descoteaux (Born: 1977)	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP, from 2006 to 2010.

Russell Emery (Born: 1962)	Chief Compliance Officer (Since 2006)

Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of SEI Opportunity Fund, L.P. to 2010. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During the Past Five Years

OFFICERS (continued)

Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (Since 2018)

Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

Robert Morrow (Born: 1968)	Vice President (Since 2017)	Account Manager, SEI Investments, since 2017.

Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (Since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018

Other Directorships

Held in the Past Five Years

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

RQSI Small Cap Hedged Equity Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the advisory agreement (the “Agreement”) of the RQSI Small Cap Hedged Equity Fund (the “Fund”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on August 21, 2018 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018 (Unaudited)

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018 (Unaudited)

the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS
OCTOBER 31, 2018 (Unaudited)

have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2018 (Unaudited)

SHAREHOLDER VOTING RESULTS

A Special Meeting of the Shareholders of The Advisors’ Inner Circle Fund II (the “Trust”) was held on March 26, 2018 for the purpose of electing the following eight Trustees to the Board of Trustees of the Trust: Robert Nesher, N. Jeffrey Klauder, Joseph T. Grause, Jr., Mitchell A. Johnson, Betty L. Krikorian, Bruce Speca, George J. Sullivan, Jr. and Tracie E. Ahern. There were 748,831,786 outstanding shares, 620,191,264 shares were voted representing 82.825% of the eligible outstanding shares. The results of the election are as follows:

Trustee/Nominee	Shares Voted For	Shares Withheld	Percentage Voted in Favor of	Percentage Withheld

Robert Nesher	612,737,102	7,454,162	98.80%	1.20%

N. Jeffrey Klauder	614,373,712	5,817,552	99.06%	0.94%

Joseph T Grause, Jr.	598,762,421	21,428,843	96.54%	3.46%

Mitchell A. Johnson	595,081,579	25,109,685	95.95%	4.05%

Betty L. Krikorian	597,047,260	23,144,004	96.27%	3.73%

Bruce Speca	597,119,756	23,071,508	96.28%	3.72%

George J. Sullivan, Jr.	595,113,921	25,077,343	95.96%	4.04%

Tracie E. Ahern	614,884,679	5,306,585	99.14%	0.86%

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2018 (Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders that do not have an October 31, 2018 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2018, the Funds are designating the following items with regard to distributions paid during the year:

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short-term Capital Gain(5)
RQSI Small Cap Hedged Equity Fund
0.00%	100.00%	100.00%	26.69%	27.65%	0.00%	0.14%	100.00%
RQSI Systematic Global Macro Fund
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2018. Complete information will be computed and reported with your 2018 Form 1099-DIV.

RQSI Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-844-445-RQSI (7774)

Adviser:

Ramsey Quantitative Systems, Inc.

1515 Ormsby Station Court

Louisville, KY 40223

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

RQS-AR-001-0400

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial experts are Tracie E. Ahern and George Sullivan, and each whom is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the Advisors’ Inner Circle Fund II (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$123,000	None	None	$143,400	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$120,000(2)	None	None	$121,700
(d)	All Other Fees	None	None	None	None	None	None

(2)	Tax return preparation fees for affiliates of the Funds.

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$54,150	None	None	$22,475	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether these services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.

have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether these services are consistent with SEC’s rules and whether the provision of these services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any said proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at the Audit Committee’s next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $120,000 and $121,700 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2018 and 2017, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 8, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller and Chief Financial Officer

Date: January 8, 2019

*    Print the name and title of each signing officer under his or her signature.